Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by SEC rules, the following table summarizes certain information intended to illustrate the relationship between executive compensation “actually paid” and our financial performance in the last three fiscal years.

“Compensation actually paid,” as calculated pursuant to SEC disclosure rules, differs from the total compensation reported in the Summary Compensation Table in the applicable year due to the impact of changes in our stock price as well as the achievement of the underlying vesting conditions with respect to our equity awards, while compensation reported in the Summary Compensation Table calculates equity awards based on the grant date fair value of such equity awards and does not include any adjustments for failure to achieve the underlying vesting conditions or changes in our stock price. Amounts shown below as “compensation actually paid” do not reflect what was actually paid to or realized by our NEOs. Furthermore, these amounts are not taken into account by our Compensation Committee in making compensation decisions for our NEOs. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with the Company’s performance, please refer to the section of this proxy statement entitled “Compensation Overview —Executive Compensation Philosophy and Objectives.”

					Value of Initial Fixed $100 Investment Based on:(5)
Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Stockholder Return ($)	Net Income ($)
2024	4,002,620	1,986,969	1,650,766	776,074	2.41	(127,980,000)
2023	6,474,946	(742,679)	2,120,417	269,676	11.74	(172,800,000)
2022	4,128,283	(1,465,408)	1,857,888	425,809	56.02	(162,960,000)

(1)
Leslie Trigg served as our principal executive officer (“PEO”) for the entirety of 2022, 2023 and 2024 and our other named executive officers for the applicable fiscal years were as follows:
-
2024: Nabeel Ahmed and John Brottem
-
2023: Nabeel Ahmed, John Brottem, Jean-Olivier Racine, Steve Williamson
-
2022: Nabeel Ahmed, John Brottem, Martin Vazquez, Steve Williamson
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for our named executive officers for the applicable fiscal year other than the PEO for such years.
(3)
Amounts reported in this column represent the compensation actually paid to our PEO in the indicated fiscal years, based on her total compensation reported in the Summary Compensation Table for the indicated fiscal years 2024 and adjusted as shown in the table below:

		PEO
		2024 ($)	2023 ($)	2022 ($)
	Summary Compensation Table - Total Compensation(a)	4,002,620	6,474,946	4,128,283
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	(2,400,223)	(5,254,876)	(2,904,800)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	488,450	713,379	1,963,877
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	(238,222)	(2,126,911)	(2,894,318)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	489,876	—	—
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	(355,531)	(549,217)	(1,758,449)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	—	—	—
=	Compensation Actually Paid	1,986,969	(742,679)	(1,465,408)

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value of the option awards and stock awards granted to our PEO during the indicated fiscal year, computed in accordance with ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of our PEO’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with ASC 718. For awards subject to performance-based vesting conditions, the value set forth herein is based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by our PEO as of the last day of the indicated fiscal year and granted in a prior fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to our PEO and vested during the indicated fiscal year, computed in accordance with ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by our PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC 718.
(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of our PEO’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.
(4)
Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than our PEO in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

		Other Named Executive Officers Average(a)
		2024 ($)	2023 ($)	2022 ($)
	Summary Compensation Table - Total Compensation(b)	1,650,766	2,120,417	1,857,888
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	(942,736)	(1,511,218)	(1,175,932)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	215,616	285,115	826,328
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	(74,611)	(403,901)	(612,082)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	38,915	—	—
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(111,876)	(220,737)	(464,855)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	—	—	(5,538)
=	Compensation Actually Paid	776,074	269,676	425,809

(a)
Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)
Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with ASC 718.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named executive officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with ASC 718. For awards subject to performance-based vesting conditions, the value set forth herein is based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported named executive officers as of the last day of the indicated fiscal year and granted in a prior fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)
Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported named executive officers and vested during the indicated fiscal year, computed in accordance with ASC 718.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option awards and stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC 718.
(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.
(5)
For the relevant fiscal year, this column represents the total cumulative stockholder return on our common stock for the measurement periods ending December 31 of each of 2022, 2023 and 2024, assuming $100 was invested in our common stock on December 31, 2021. All values assume reinvestment of the full amount of all dividends, however no dividends have been declared on our common stock to date. Note that historic stock price performance is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote
(1)
Leslie Trigg served as our principal executive officer (“PEO”) for the entirety of 2022, 2023 and 2024 and our other named executive officers for the applicable fiscal years were as follows:
-
2024: Nabeel Ahmed and John Brottem
-
2023: Nabeel Ahmed, John Brottem, Jean-Olivier Racine, Steve Williamson
-
2022: Nabeel Ahmed, John Brottem, Martin Vazquez, Steve Williamson

Peer Group Issuers, Footnote	this column represents the total cumulative stockholder return on our common stock for the measurement periods ending December 31 of each of 2022, 2023 and 2024, assuming $100 was invested in our common stock on December 31, 2021. All values assume reinvestment of the full amount of all dividends, however no dividends have been declared on our common stock to date. Note that historic stock price performance is not necessarily indicative of future stock price performance.
PEO Total Compensation Amount	$ 4,002,620	$ 6,474,946	$ 4,128,283
PEO Actually Paid Compensation Amount	$ 1,986,969	(742,679)	(1,465,408)
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent the compensation actually paid to our PEO in the indicated fiscal years, based on her total compensation reported in the Summary Compensation Table for the indicated fiscal years 2024 and adjusted as shown in the table below:

		PEO
		2024 ($)	2023 ($)	2022 ($)
	Summary Compensation Table - Total Compensation(a)	4,002,620	6,474,946	4,128,283
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	(2,400,223)	(5,254,876)	(2,904,800)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	488,450	713,379	1,963,877
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	(238,222)	(2,126,911)	(2,894,318)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	489,876	—	—
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	(355,531)	(549,217)	(1,758,449)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	—	—	—
=	Compensation Actually Paid	1,986,969	(742,679)	(1,465,408)

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)
Represents the aggregate grant date fair value of the option awards and stock awards granted to our PEO during the indicated fiscal year, computed in accordance with ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of our PEO’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with ASC 718. For awards subject to performance-based vesting conditions, the value set forth herein is based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by our PEO as of the last day of the indicated fiscal year and granted in a prior fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the aggregate fair value at vesting of the option awards and stock awards that were granted to our PEO and vested during the indicated fiscal year, computed in accordance with ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by our PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC 718.
(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of our PEO’s option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 1,650,766	2,120,417	1,857,888
Non-PEO NEO Average Compensation Actually Paid Amount	$ 776,074	269,676	425,809
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than our PEO in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

		Other Named Executive Officers Average(a)
		2024 ($)	2023 ($)	2022 ($)
	Summary Compensation Table - Total Compensation(b)	1,650,766	2,120,417	1,857,888
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	(942,736)	(1,511,218)	(1,175,932)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	215,616	285,115	826,328
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	(74,611)	(403,901)	(612,082)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	38,915	—	—
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(g)	(111,876)	(220,737)	(464,855)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(h)	—	—	(5,538)
=	Compensation Actually Paid	776,074	269,676	425,809

(a)
Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b)
Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with ASC 718.
(d)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named executive officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with ASC 718. For awards subject to performance-based vesting conditions, the value set forth herein is based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the reported named executive officers as of the last day of the indicated fiscal year and granted in a prior fiscal year, computed in accordance with ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f)
Represents the average aggregate fair value at vesting of the option awards and stock awards that were granted to the reported named executive officers and vested during the indicated fiscal year, computed in accordance with ASC 718.
(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option awards and stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC 718.
(h)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ option awards and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table

The following table includes a list of financial performance measures which, in the Company’s assessment, represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs to Company performance for 2024. More information about the ways in which these measures were integrated into the Company’s annual cash bonus and long-term equity incentive programs is included in the Compensation Overview section of this proxy statement.

PERFORMANCE MEASURES:
✓ Revenue ✓ Gross margin (non-GAAP) ✓ Operating income (non-GAAP) ✓ Relative TSR compared to Russell 2000 Medical Device Index ✓ Number of patients treating at home on Tablo ✓ Stock price

Total Shareholder Return Amount	$ 2.41	11.74	56.02
Net Income (Loss)	$ (127,980,000)	$ (172,800,000)	$ (162,960,000)
PEO Name	Leslie Trigg	Leslie Trigg	Leslie Trigg
Fair Value of Fixed Investment				$ 100
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Gross margin (non-GAAP)
Measure:: 3
Pay vs Performance Disclosure
Name	Operating income (non-GAAP)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR compared to Russell 2000 Medical Device Index
Measure:: 5
Pay vs Performance Disclosure
Name	Number of patients treating at home on Tablo
Measure:: 6
Pay vs Performance Disclosure
Name	Stock price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,400,223)	$ (5,254,876)	$ (2,904,800)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	488,450	713,379	1,963,877
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(238,222)	(2,126,911)	(2,894,318)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	489,876	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(355,531)	(549,217)	(1,758,449)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(942,736)	(1,511,218)	(1,175,932)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,616	285,115	826,328
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(74,611)	(403,901)	(612,082)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,915	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,876)	(220,737)	(464,855)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (5,538)